Equity Incentive Plans - Summary of RSU Activity (Details) - 2012 Plan - $ / shares	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Awards Outstanding and unvested at Beginning of Year	57,000
Number of Awards, RSUs granted	732,701	57,000
Number of Awards, RSUs released	(26,048)
Number of Awards, RSUs cancelled	(23,186)
Number of Awards Outstanding and unvested at Year End	740,467	57,000
Weighted-Average Grant Date Fair Value, Outstanding and unvested, Beginning of Year	$ 13.07
Weighted-Average Grant Date Fair Value, RSUs granted	$ 64.55	$ 13.07
Weighted-Average Grant Date Fair Value, RSUs released	14.84
Weighted-Average Grant Date Fair Value, RSUs cancelled	$ 59.93
Weighted-Average Grant Date Fair Value, Outstanding and unvested, End of Year	$ 62.48	$ 13.07